Prepaid expenses and other assets (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Receivables, Prepayments and Other Assets

Receivables, prepayments and other assets consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Prepaid rental and deposits	109,327	152,974
Prepaid online marketing expenses	13,496	25,975
Advances	13,229	19,517
Interest receivables	2,045	1,947
Others	7,602	21,380

	145,699	221,793